Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
9 Property, plant and equipment
Components of the Company's property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2016	4,039	19	746	19	4,823
Additions	27	—	19	20	66
Disposals / Retirements	—	—	(3)	—	(3)
Impact of foreign exchange rate changes	(147)	—	(25)	(2)	(174)
At December 31, 2016	3,919	19	737	37	4,712
Additions	2	—	2	—	4
Disposals / Retirements	(2,160)	—	(43)	—	(2,203)
Impact of foreign exchange rate changes	507	—	94	5	606
At December 31, 2017	2,268	19	790	42	3,119

	Accumulated depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2016	3,873	—	683	11	4,567
Disposals / Retirements	—	—	(2)	—	(2)
Depreciation expense	70	2	36	4	112
Impact of foreign exchange rate changes	(144)	—	(25)	—	(169)
At December 31, 2016	3,799	2	692	15	4,508
Disposals / Retirements	(2,135)	—	(43)	—	(2,178)
Depreciation expense	50	2	30	18	100
Impact of foreign exchange rate changes	496	—	90	2	588
At December 31, 2017	2,210	4	769	35	3,018

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2016	120	17	45	22	204
At December 31, 2017	58	15	21	7	101

Depreciation of $100,000 ($112,000 in 2016 and $260,000 in 2015) is presented in the consolidated statement of comprehensive loss as follows: $69,000 ($80,000 in 2016 and $231,000 in 2015) in R&D costs, $10,000 ($11,000 in 2016 and $13,000 in 2015) in G&A expenses and $21,000 ($21,000 in 2016 and $16,000 in 2015) in selling expenses.